UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:
	Name: 		 	Lathrop Investment Management Corp
	Address:		10 Corporate Hill Drive, Suite 225
				Little Rock, Arkansas 72205
	13F File Number:	028-11756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
       Name:			Andrew A. LaGrone
       Title:			Chief Compliance Officer
       Phone:			501.227.4930
       Signature,		Place,		and Date of Signing:
       Andrew A. LaGrone	Little Rock, AR	April 17, 2013

Report Type (Check only one.):
			[x]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	54
Form 13F Information Table Value Total:	$188,517

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      237     6717 SH       SOLE                     6717
ABBVIE, INC.                   COM              00287Y109      274     6720 SH       SOLE                     6720
ACUITY BRANDS                  COM              00508Y102     6416    92519 SH       SOLE                    92519
ADOBE SYSTEMS                  COM              00724F101     7003   160943 SH       SOLE                   160943
APPLE COMPUTER                 COM              037833100     1062     2400 SH       SOLE                     2400
AT&T                           COM              00206R102     5540   150994 SH       SOLE                   150994
BANK OF AMERICA                COM              060505104      308    25320 SH       SOLE                    25320
BERKSHIRE HATHAWAY CL B        COM              084670702      119     1145 SH       SOLE                     1145
CHEVRONTEXACO                  COM              166751107      804     6767 SH       SOLE                     6767
CISCO SYSTEMS                  COM              17275R102     6015   287886 SH       SOLE                   287886
CITRIX SYSTEMS                 COM              177376100     5719    79272 SH       SOLE                    79272
COCA COLA                      COM              191216100      559    13819 SH       SOLE                    13819
COLGATE PALMOLIVE              COM              194162103      139     1180 SH       SOLE                     1180
CONVERGYS GROUP                COM              212485106     5584   327877 SH       SOLE                   327877
CULLEN/FROST                   COM              229899109     5845    93469 SH       SOLE                    93469
CVS CAREMARK                   COM              126650100     7055   128288 SH       SOLE                   128288
ELECTRONIC ARTS                COM              285512109     6192   349815 SH       SOLE                   349815
EMC                            COM              268648102     5248   219661 SH       SOLE                   219661
EMERSON ELECTRIC               COM              291011104      201     3600 SH       SOLE                     3600
EVOLUCIA INC.                  COM              30049B105        2    82000 SH       SOLE                    82000
EXXON MOBIL                    COM              302290101     6566    72870 SH       SOLE                    72870
GENERAL ELECTRIC               COM              369604103     7248   313478 SH       SOLE                   313478
HALLIBURTON                    COM              406216101      372     9194 SH       SOLE                     9194
IBM                            COM              459200101      812     3806 SH       SOLE                     3806
ILLINOIS TOOL                  COM              452308109     5443    89320 SH       SOLE                    89320
JACOBS ENGINEERG               COM              469814107     7283   129503 SH       SOLE                   129503
JARDEN                         COM              471109108     7907   184522 SH       SOLE                   184522
JOHNSON & JOHNSON              COM              478160104      190     2332 SH       SOLE                     2332
JOHNSON CONTRLS                COM              478366107     6685   190605 SH       SOLE                   190605
JP MORGAN CHASE                COM              46625H100      135     2835 SH       SOLE                     2835
KIMBERLY CLARK                 COM              494368103     1239    12647 SH       SOLE                    12647
LAZARD LTD-CL A                COM              021260622     6313   184955 SH       SOLE                   184955
MICROSOFT                      COM              594918104     5582   195147 SH       SOLE                   195147
MONSANTO                       COM              61166W101     6593    62417 SH       SOLE                    62417
NIKE CLASS B                   COM              654106103     6106   103479 SH       SOLE                   103479
NMC                            COM              629196106        0   100000 SH       SOLE                   100000
PEPSICO                        COM              713448108      121     1533 SH       SOLE                     1533
PHILIP MORRIS INTL             COM              718172109      256     2764 SH       SOLE                     2764
PROCTER & GAMBLE               COM              742718109      309     4007 SH       SOLE                     4007
QUALCOMM                       COM              747525103     6356    94946 SH       SOLE                    94946
REGIONS FINL                   COM              7591EP100     1303   159060 SH       SOLE                   159060
SCHLUMBERGER                   COM              806857108     5971    79724 SH       SOLE                    79724
SM ENERGY CO.                  COM              78454L100     6299   106365 SH       SOLE                   106365
TARGET                         COM              87612E106     6335    92546 SH       SOLE                    92546
TEVA PHARMA                    COM              881624209     4511   113676 SH       SOLE                   113676
THERMO FISHER                  COM              883556102     6339    82870 SH       SOLE                    82870
TYSON FOODS                    COM              902494103      982    39580 SH       SOLE                    39580
VERIZON                        COM              92343V104      236     4797 SH       SOLE                     4797
WALMART                        COM              931142103     6138    82028 SH       SOLE                    82028
WALT DISNEY                    COM              254687106     6298   110875 SH       SOLE                   110875
WINDSTREAM                     COM              97381W104      425    53551 SH       SOLE                    53551
FRANKLIN INCOME FUND CL A                       353496300       68    29301 SH       SOLE                    29301
VANGUARD 500 INDEX FUND-SIGN                    922908496      666     5573 SH       SOLE                     5573
SCH US MID CAP ETF                              808524508     3110    98501 SH       SOLE                    98501